Financial Risk Management (Details) - Schedule of Group’s Financial Assets	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Trade receivables [Member]
Schedule of Group’s Financial Assets [Line Items]
Category	II Note 1	II Note 1
12-month or lifetime ECL	Lifetime ECL (Simplified)	Lifetime ECL (Simplified)
Gross carrying amount	RM 7,119,565	RM 8,875,616
Loss allowance	(243,021)	(243,021)
Net carrying amount	6,876,544	8,632,595	$ 1,458,224	$ 1,830,607
Net carrying amount (in Dollars)	RM 6,876,544	RM 8,632,595	1,458,224	1,830,607
Other receivables [Member]
Schedule of Group’s Financial Assets [Line Items]
Category	I Note 2	I Note 2
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	RM 189,823	RM 185,682
Loss allowance
Net carrying amount	189,823	185,682	40,254	39,375
Net carrying amount (in Dollars)	RM 189,823	RM 185,682	40,254	39,375
Cash and bank balances [Member]
Schedule of Group’s Financial Assets [Line Items]
Category	I Note 3	I Note 3
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	RM 3,823,689	RM 4,874,254
Loss allowance
Net carrying amount	3,823,689	4,874,254	810,842	1,033,623
Net carrying amount (in Dollars)	RM 3,823,689	RM 4,874,254	$ 810,842	$ 1,033,623